AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 7, 2018

File No. 333-206713

File No. 811-23091

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 9	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 12	/X/

GALLERY TRUST

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On September 24, 2018 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 9 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate September 24, 2018 as the new effective date for the Registration Statement of the Mondrian Emerging Markets Equity Fund and Mondrian International Government Fixed Income Fund (the “Funds”), each a series of Gallery Trust, filed in Post-Effective Amendment No. 8 on June 28, 2018 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001398344-18-009461).

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of Post-Effective Amendment No. 8.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of Post-Effective Amendment No. 8.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 8.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 9 to Registration Statement No. 333-206713 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 7th day of September, 2018.

GALLERY TRUST

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	September 7, 2018
William M. Doran

	*	Trustee	September 7, 2018
Jon C. Hunt

	*	Trustee	September 7, 2018
Thomas P. Lemke

	*	Trustee	September 7, 2018
Jay Nadel

	*	Trustee	September 7, 2018
Randall S. Yanker

	*	President	September 7, 2018
Michael Beattie

	*	Treasurer, Controller &	September 7, 2018
	Stephen Connors	Chief Financial Officer

* By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux
Attorney-in-Fact